Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Liabilities [Abstract]
Schedule of Changes in the Derivative Liabilities	The following are the changes in the derivative liabilities during the six months ended June 30, 2023:
	Six Months Ended June 30, 2023
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2023	$-	$-	$-
Addition	-	-	58,970
Changes in fair value	-	-	-
Extinguishment	-	-	(45,826)
Derivative liabilities as June 30, 2023	-	-	13,144
The following are the changes in the derivative liabilities during the years ended December 31, 2022 and 2021.
	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,24
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-

Schedule of changes in the derivative liabilities	The following are the changes in the derivative liabilities during the years ended December 31, 2022 and 2021.
	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,24
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-